SUBSEQUENT EVENTS (Details) (USD $)	6 Months Ended		12 Months Ended	3 Months Ended		1 Months Ended				1 Months Ended				3 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 Subsequent Event [Member]	Aug. 31, 2014 Subsequent Event [Member]	Aug. 31, 2007 US$ 149 million secured term loan facility [Member]	Aug. 31, 2014 US$ 149 million secured term loan facility [Member]	Jun. 30, 2014 US$ 149 million secured term loan facility [Member]	Dec. 31, 2013 US$ 149 million secured term loan facility [Member]	Jan. 31, 2008 US dollar 77 million secured term loan facility [Member]	Aug. 31, 2014 US dollar 77 million secured term loan facility [Member]	Jun. 30, 2014 US dollar 77 million secured term loan facility [Member]	Dec. 31, 2013 US dollar 77 million secured term loan facility [Member]	Dec. 31, 2014 Frontline Ltd [Member] Subsequent Event [Member] Rate	Sep. 30, 2014 Kamsarmax Dry Bulk Carrier [Member] Subsequent Event [Member] vessel	May 31, 2014 8700 TEU Container Vessel [Member] vessel	Mar. 31, 2015 8700 TEU Container Vessel [Member] Subsequent Event [Member] vessel	Dec. 31, 2014 8700 TEU Container Vessel [Member] Subsequent Event [Member] vessel	Sep. 30, 2014 8700 TEU Container Vessel [Member] Subsequent Event [Member] vessel
Subsequent Event [Line Items]
Compensation payable (receivable) for early contract termination of charter	$ 90,746,000	$ 40,366,000	$ 83,583,000											$ 77,500,000
Compensation payable (receivable) for early contract termination of charter, upfront payment (receipt)														10,500,000
Compensation Received on Termination of Charters, Notes Receivable														48,300,000
Stated interest rate														7.25%
Number of vessels acquired with long term time-charters															2
Number of Vessels Scheduled To Be Delivered																4	2	2
Term of time charter																7 years
Number of Investment Loans				2
Number Of Vessels Against Which Loan Was Secured																			2
Debt Instrument, Face Amount					$ 101,400,000	$ 149,000,000	$ 149,000,000	$ 69,700,000	$ 73,900,000	$ 77,000,000	$ 77,000,000	$ 35,900,000	$ 39,100,000
Term of Loan						7 years				7 years